Restructuring (Summary Of Restructuring And Restructuring-Related Charges (Income) Continuing Operations By Segment) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Total of other initiatives	$ 1.6	$ 5.7	$ 9.9
Inventory obsolescence charged to cost of goods sold	11.8	10.2	10.4
Continuing Operations
Restructuring Cost and Reserve [Line Items]
Total of other initiatives	1.9	3.5	5.1
Discontinued Operations
Restructuring Cost and Reserve [Line Items]
Total of other initiatives	(0.3)	2.2	4.8
Other Income Expense Net | Continuing Operations
Restructuring Cost and Reserve [Line Items]
(Gain) Loss from sale of assets	(0.2)	0.3	(0.1)
Cost Of Goods Sold | Continuing Operations
Restructuring Cost and Reserve [Line Items]
Inventory obsolescence charged to cost of goods sold	0	0	1.2
Severance and other restructuring costs | Other Income Expense Net | Continuing Operations
Restructuring Cost and Reserve [Line Items]
Total of other initiatives	2.1	3.2	4.0
Other Initiatives
Restructuring Cost and Reserve [Line Items]
Total of other initiatives	1.0	3.5	7.1
Portion of total that represents cash charges	1.6	5.0	5.3
Other Initiatives | Continuing Operations
Restructuring Cost and Reserve [Line Items]
Total of other initiatives	1.1	2.5	4.1
Other Initiatives | Continuing Operations | Residential Furnishings
Restructuring Cost and Reserve [Line Items]
Total of other initiatives	0.9	1.8	2.9
Other Initiatives | Continuing Operations | Industrial Materials
Restructuring Cost and Reserve [Line Items]
Total of other initiatives	(0.1)	0.1	1.1
Other Initiatives | Continuing Operations | Specialized Products:
Restructuring Cost and Reserve [Line Items]
Total of other initiatives	0.3	0.6	0.1
Other Initiatives | Discontinued Operations
Restructuring Cost and Reserve [Line Items]
Total of other initiatives	(0.1)	1.0	3.0
(Gain) Loss from sale of assets	(0.4)	(1.8)	0
Other Initiatives | Other Income Expense Net | Continuing Operations
Restructuring Cost and Reserve [Line Items]
(Gain) Loss from sale of assets	(0.2)	0.3	(0.1)
Other Initiatives | Cost Of Goods Sold | Continuing Operations
Restructuring Cost and Reserve [Line Items]
Inventory obsolescence charged to cost of goods sold	0	0	1.2
Other Initiatives | Cost Of Goods Sold | Discontinued Operations
Restructuring Cost and Reserve [Line Items]
Inventory obsolescence charged to cost of goods sold	0	0	0.7
Other Initiatives | Severance and other restructuring costs | Discontinued Operations
Restructuring Cost and Reserve [Line Items]
Total of other initiatives	0.3	2.8	2.3
Other Initiatives | Severance and other restructuring costs | Other Income Expense Net | Continuing Operations
Restructuring Cost and Reserve [Line Items]
Total of other initiatives	$ 1.3	$ 2.2	$ 3.0